Revenue Recognition - Changes in Company's Contract Liabilities (Details) - JPY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue Recognition
Beginning Balance	¥ 180,441	¥ 245,439
Revenues recognized which were included in the contract liabilities balance	(61,002)	(101,666)
Remaining amounts which were newly recognized as contract liabilities	4,496	36,668
Ending Balance	¥ 123,935	¥ 180,441